ROSA A. TESTANI 212.872.8115/fax: 212.872.1002 rtestani@akingump.com

November 2, 2012

CONFIDENTIAL SUBMISSION

VIA EDGAR

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EVERTEC, Inc.

Confidential Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of EVERTEC, Inc., a Puerto Rico corporation (the “Company”), we hereby submit for confidential nonpublic review under Section 6(e) of the Securities Act of 1933, as amended, a draft Registration Statement on Form S-1 (the “Draft Registration Statement”), relating to the offer and sale by the Company and the selling stockholders named therein of the Company’s common stock, par value $0.01 per share.

Pursuant to Title 1, Section 101 of the JOBS Act, and as disclosed in the Draft Registration Statement, the Company is an “emerging growth company” that has total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year and is therefore permitted to make this confidential submission of the Draft Registration Statement for review.

If you have any questions or require additional information in the course of your review of the enclosed Draft Registration Statement, please call me at (212) 872-8115 or, in my absence, Shinah Chang at (310) 728-3061.

Sincerely,

/s/ Rosa A. Testani

Rosa A. Testani

cc:	EVERTEC, Inc.

Luisa Wert Serrano, Esq.